Award Timing Disclosure	12 Months Ended
Jun. 25, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
All annual equity-based awards are generally granted to our NEOs during the first quarter of the fiscal year within a few weeks following our release of earnings for the prior quarter and our filing of our annual report on Form 10-K with the SEC. In certain circumstances, including the hiring or promotion of an officer or for retention or other considerations, the Committee may approve grants to be effective during other times of the year. In any event, the Committee does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Company does not currently grant stock options, stock appreciation rights or other instruments with option-like features to its Executive Officers, including the NEOs or other employees.

Award Timing Method	All annual equity-based awards are generally granted to our NEOs during the first quarter of the fiscal year within a few weeks following our release of earnings for the prior quarter and our filing of our annual report on Form 10-K with the SEC. In certain circumstances, including the hiring or promotion of an officer or for retention or other considerations, the Committee may approve grants to be effective during other times of the year.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In any event, the Committee does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false